Pension Schemes - Summary of Fair Value of Scheme Assets (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of plan assets [line items]
Equities	£ 1,243	£ 1,395
Government bonds	1,448	1,616
Corporate bonds	607	622
Property funds and ground leases	723	620
Structured debt and direct lending	290	253
Cash and cash equivalents	30	64
Other	38	31
Total	4,379	4,601
UK schemes [member]
Disclosure of fair value of plan assets [line items]
Equities	1,128	1,252
Government bonds	1,224	1,395
Property funds and ground leases	723	620
Structured debt and direct lending	290	253
Cash and cash equivalents	26	46
Other	22	23
Total	3,413	3,589
Foreign schemes [member] | US [member]
Disclosure of fair value of plan assets [line items]
Equities	115	143
Government bonds	224	221
Corporate bonds	607	622
Cash and cash equivalents	4	18
Other	16	8
Total	£ 966	£ 1,012